Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (388,560)	₩ (220,230)
Statements of profit or loss	16,827	(169,961)	₩ (229,545)
Other comprehensive income	(8,097)	1,631
Ending	(379,830)	(388,560)	(220,230)
Deferred tax liabilities investment in subsidiaries associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(255,184)	(240,633)
Statements of profit or loss	(7,821)	(18,299)
Other comprehensive income	(7,225)	3,748
Ending	(270,230)	(255,184)	(240,633)
Deferred tax liabilities depreciation and impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(151,433)	(88,588)
Statements of profit or loss	39,309	(62,845)
Ending	(112,124)	(151,433)	(88,588)
Deferred tax liabilities plan assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(542,900)	(538,928)
Statements of profit or loss	8,367	(5,294)
Other comprehensive income	826	1,322
Ending	(533,707)	(542,900)	(538,928)
Deferred tax liabilities advanced depreciation provision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(521,939)	(339,005)
Statements of profit or loss	3,859	(182,934)
Ending	(518,080)	(521,939)	(339,005)
Deferred tax liabilities contract assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(424,302)	(493,917)
Statements of profit or loss	2,478	69,615
Ending	(421,824)	(424,302)	(493,917)
Deferred tax liabilities financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(420)	(336)
Statements of profit or loss	461	(73)
Other comprehensive income	43	(11)
Ending	84	(420)	(336)
Deferred tax liabilities Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(60,629)	(47,521)
Statements of profit or loss	(53)	(71,396)
Other comprehensive income	(41,945)	58,288
Ending	(102,627)	(60,629)	(47,521)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(738,153)	(623,744)
Statements of profit or loss	90,876	(111,135)
Other comprehensive income	(2,378)	(3,274)
Ending	(649,655)	(738,153)	(623,744)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,694,960)	(2,372,672)
Statements of profit or loss	137,476	(382,361)
Other comprehensive income	(50,679)	60,073
Ending	(2,608,163)	(2,694,960)	(2,372,672)
Deferred tax assets depreciation and impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	188,832	225,821
Statements of profit or loss	(71,689)	(36,989)
Other comprehensive income	(397)
Ending	116,746	188,832	225,821
Deferred tax assets contract liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	121,289	148,454
Statements of profit or loss	(9,311)	(27,165)
Ending	111,978	121,289	148,454
Deferred tax assets defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	481,858	571,336
Statements of profit or loss	(6,705)	(22,423)
Other comprehensive income	40,838	(67,055)
Ending	515,991	481,858	571,336
Deferred tax assets provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	151,955	172,871
Statements of profit or loss	(5,784)	(20,894)
Other comprehensive income	0	(22)
Ending	146,171	151,955	172,871
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,259,495	899,543
Statements of profit or loss	(53,459)	351,317
Other comprehensive income	2,141	8,635
Ending	1,208,177	1,259,495	899,543
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,203,429	2,018,025
Statements of profit or loss	(146,948)	243,846
Other comprehensive income	42,582	(58,442)
Ending	2,099,063	2,203,429	2,018,025
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(491,531)	(354,647)
Statements of profit or loss	(9,472)	(138,515)
Other comprehensive income	(8,097)	1,631
Ending	(509,100)	(491,531)	(354,647)
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	102,971	134,417
Statements of profit or loss	26,299	(31,446)
Ending	₩ 129,270	₩ 102,971	₩ 134,417